1933 Act
                                                                    Rule 497(j)


April 6, 2001                                                         VIA EDGAR
                                                                      ---------


Securities and Exchange Commission
450 Fifth Street, NW
Washington, D.C. 20549

Re:      PHL Variable Separate Account MVA1
         PHL Variable Insurance Company
         Registration No. 333-55240

To the Commission Staff:

     In accordance with Rule 497(j) of the Securities Act of 1933, as amended, the undersigned certifies that the final form of Prospectus does not differ from that contained in the most recent registration statement for such registrant, filed electronically on Form S-1 on March 30, 2001.

         Please call the undersigned at (860) 403-5160 if you have any questions concerning this filing.

Very truly yours,


/s/ Kevin Krauss
---------------------------
Kevin Krauss, Market Development Analyst
Phoenix Home Life Mutual Insurance Company